Debt - Schedule of long-term debt (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Debt
Long-term debt, current portion	¥ 434	$ 63	¥ 4,417
Long-term debt, non-current portion	1,303	189	3
Total	¥ 1,737	$ 252	¥ 4,420
Minimum
Debt
Long-term debt, annual interest rates	8.45%	8.45%	8.45%
Long-term debt, term	3 years	3 years	3 years
Maximum
Debt
Long-term debt, annual interest rates	10.46%	10.46%	10.46%
Long-term debt, term	4 years	4 years	4 years